Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Harbor Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund are currently available for sale only through retirement plans sponsored by Harbor Capital Advisors, Inc. and Owens-Illinois, Inc.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund's holdings are investments in other Harbor mutual funds (the "underlying funds"). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or "turns over" its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. The Fund commenced operations on November 1, 2019 and no portfolio turnover rate existed at the time of this publication.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in the Institutional Class shares of other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2060 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund follows a glide path that adjusts the combination of underlying funds to become more conservative over time, meaning that the percentage of assets providing exposure to stocks will decrease while the percentage of assets providing exposure to fixed income securities will increase. Within 5 years after 2060, the Fund's asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund's current target allocations are:

Equity	93%
Fixed Income	7%
Money Market	0%

See "Additional Information about the Funds' Investments" section of this prospectus for further details regarding the Fund's target allocations and glide path.

While the Fund gradually decreases its exposure to equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. The Adviser regularly reviews the Fund's allocations to determine whether rebalancing is appropriate. The Adviser may adjust the selection and weightings of the underlying Harbor funds due to a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. Although the Adviser does not intend to trade actively among the underlying Harbor funds or seek to capture short-term market opportunities, the Adviser may also adjust the Fund's asset allocation in response to changing market conditions or for other reasons determined by the Adviser to be in the best interests of the Fund's shareholders. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings consist of a diversified mix of large-, mid-, and small-cap U.S. stocks, foreign stocks, including those of companies located in emerging market countries, and employ various investment styles including growth and value.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as "junk bonds"); mortgage- and asset-backed securities; emerging markets debt; and derivative instruments that provide exposure to such securities.

See "Descriptions of the Underlying Harbor Funds" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:

Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer's securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 93% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS

Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 7% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

Derivatives Risk: The value of derivative instruments held by the underlying fund may not change in the manner expected by an underlying fund's subadviser, which could result in disproportionately large losses to the underlying fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.

Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for an underlying fund to sell its fixed income securities when an underlying fund's subadviser wishes to sell or must sell to meet redemptions.

Mortgage- and Asset-Backed Securities Risk: Mortgage and other asset-backed derivatives in the underlying fund's portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. Mortgage-related securities are also subject to prepayment and extension risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund's website at harborfunds.com or call 800-422-1050.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborfunds.com
Harbor Target Retirement 2060 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses,	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
One Year	rr_ExpenseExampleYear01	$ 82
Three Years	rr_ExpenseExampleYear03	$ 271

[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.